Trade and Other Receivables - Summary Of Unbilled Revenue And Retentions Explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Unbilled Revenue And Retentions [Abstract]
Beginning Balance, Unbilled revenue	$ 278	$ 281
Translation adjustment, Unbilled revenue	7	5
Additional contract balances recognized, Unbilled revenue	238	354
Invoiced in the period, Unbilled revenue	(226)	(362)
Ending Balance, Unbilled revenue	297	278
Beginning balance, Retentions	206	192
Translation adjustment, Retentions	3	4
Additional contract balances recognized, Retentions	130	158
Received from customers, Retentions	(137)	(144)
Disposals, Retentions		(4)
Ending Balance, Retentions	$ 202	$ 206